Finance leases - Finance lease receivables (Narrative) (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Finance leases
Accumulated allowance for uncollectible minimum lease payments receivable	£ 87	£ 57
Minimum finance lease payments payable	22	20
Recognised finance lease as assets	£ 19	£ 9